Consolidated Balance Sheet - USD ($)	Dec. 31, 2015	Sep. 30, 2015	Sep. 30, 2014
Current assets:
Cash	$ 4,595	$ 10,763	$ 110,152
Prepaid expenses and other current assets		0	6,035
Total current assets	$ 4,595	10,763	116,187
Property and equipment, net	$ 104,678	48,544	79,594
Investment in unconsolidated Joint Venture/Mining Rights		0	40,000
Other Assets	$ 27,988	22,627	499
Deposits Paid	9,562	9,562	499
Goodwill on Consolidation	14,000	14,000
Total assets	160,823	105,496	236,280
Current liabilities:
Accounts payable	11,147	11,147	2,957
Accrued expenses	413,401	326,187	354,685
Promissory notes payable	34,374	34,374
Convertible notes payable, net of discounts of $80,434 and $3,099, respectively	287,166	182,166	108,292
Loan from related party	798,020	679,227	446,799
Derivative liabilities	646,202	498,417	752,997
Deposits	155,300	155,300	80,000
Shares to be Issued - Five Arrows	$ 36,378	36,378
Bank Overdraft
Total current liabilities	$ 2,381,987	1,923,196	1,745,730
Stockholders’ deficit:
Preferred stock, $0.001 par value; 50,000,000 shares authorized; Series A 3,000,000 shares issued and outstanding at December 31, 2015, September 30, 2015 and 2014, respectively	3,000	3,000	3,000
Common stock, $0.001 par value; 500,000,000 shares authorized at September 30, 2015 and 2014, respectively; 77,399,187 and 77,399,187 and 53,837,485 and 563,485 shares issued and outstanding at December 31, 2015 and September 30, 2015 and 2014, respectively	77,399	77,399	53,837
Additional paid-in capital	9,151,960	9,151,960	8,494,962
Accumulated deficit	$ (11,385,596)	(10,986,677)	(10,225,051)
Accumulated other comprehensive income		0	55,022
Total stockholders’ deficit, including non-controlling interest	$ (2,153,237)	(1,754,318)	(1,618,230)
Non-Controlling interest	(67,927)	(63,381)	108,780
Total stockholders’ deficit	(2,221,164)	(1,817,699)	(1,509,450)
Total liabilities and stockholders’ deficit	$ 160,823	$ 105,496	$ 236,280